Other Intangible assets - Summary of Detailed Information About Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets Other Than Goodwill [Roll Forward]
Beginning balance	$ 25,652
Amortization	944	$ 733	$ 923
Ending balance	19,076	25,652
Software
Intangible Assets Other Than Goodwill [Roll Forward]
Beginning balance	10,341
Ending balance	13,076	10,341
Customer relationships
Intangible Assets Other Than Goodwill [Roll Forward]
Beginning balance	311
Ending balance	0	311
Intellectual property rights
Intangible Assets Other Than Goodwill [Roll Forward]
Beginning balance	15,000
Ending balance	6,000	15,000
Cost
Intangible Assets Other Than Goodwill [Roll Forward]
Beginning balance	30,865	26,106
Reclassification of assets	1,002
Additions	10,094	7,682
Impairment	(1,779)	(2,755)
Retirement	(15,000)
Translation difference	162	(168)
Ending balance	25,344	30,865	26,106
Cost | Software
Intangible Assets Other Than Goodwill [Roll Forward]
Beginning balance	13,684	8,777
Reclassification of assets	1,002
Additions	4,094	7,682
Impairment	(1,779)	(2,755)
Retirement	0
Translation difference	72	(20)
Ending balance	17,073	13,684	8,777
Cost | Customer relationships
Intangible Assets Other Than Goodwill [Roll Forward]
Beginning balance	2,181	2,329
Reclassification of assets	0
Additions	0
Impairment	0
Retirement	0
Translation difference	90	(148)
Ending balance	2,271	2,181	2,329
Cost | Intellectual property rights
Intangible Assets Other Than Goodwill [Roll Forward]
Beginning balance	15,000	15,000
Reclassification of assets	0
Additions	6,000	0
Impairment	0	0
Retirement	(15,000)
Translation difference	0	0
Ending balance	6,000	15,000	15,000
Amortization
Intangible Assets Other Than Goodwill [Roll Forward]
Beginning balance	5,213	4,597
Translation difference	111	(117)
Amortization	944	733
Ending balance	6,268	5,213	4,597
Amortization | Software
Intangible Assets Other Than Goodwill [Roll Forward]
Beginning balance	3,343	2,933
Translation difference	28	(13)
Amortization	626	423
Ending balance	3,997	3,343	2,933
Amortization | Customer relationships
Intangible Assets Other Than Goodwill [Roll Forward]
Beginning balance	1,870	1,664
Translation difference	83	(104)
Amortization	318	310
Ending balance	2,271	1,870	1,664
Amortization | Intellectual property rights
Intangible Assets Other Than Goodwill [Roll Forward]
Beginning balance	0	0
Translation difference	0	0
Amortization	0	0
Ending balance	$ 0	$ 0	$ 0